SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts Receivable	$ 18,340,348	$ 12,359,619
Allowance for credit losses	(11,582,186)	(8,095,362)
Accounts Receivable, net	6,758,162	4,264,257
Accounts Receivable - related parties	16,032,134	12,017,651
Allowance for credit losses	(15,680,662)	(9,098,436)
Accounts Receivable - related parties, net	351,472	2,919,215
Non-current Accounts Receivable		3,013,532
Non-current credit losses		(1,174,302)
Non-current Accounts Receivable, net		1,839,230
Non-current Accounts Receivable - related parties		4,172,502
Non-current Allowance for credit losses - related parties		(2,849,306)
Non-current Accounts Receivable - related parties, net		$ 1,323,196